Intangible assets, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible assets, net
Finite-lived intangible asset, useful life	11 years 7 months 6 days	12 years 1 month 6 days
Gross Carrying Amount	¥ 17,244	¥ 14,888
Accumulated Amortization	(7,858)	(6,895)
Impairment Amount	(1,593)	(1,058)
Net Carrying Amount	7,793	6,935		$ 1,068
Amortization expenses	¥ 987	¥ 1,304	¥ 1,248
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment, Long-Lived Asset, Held-for-Use	Impairment, Long-Lived Asset, Held-for-Use	Impairment, Long-Lived Asset, Held-for-Use
Intangible assets impairment charge recorded	¥ 535	¥ 902	¥ 0
Amortization expenses related to the intangible assets for future periods
2025	1,028
2026	1,017
2027	1,000
2028	852
2029	742
2030 and thereafter	¥ 3,154
Non-compete Agreement
Intangible assets, net
Finite-lived intangible asset, useful life	8 years	8 years
Gross Carrying Amount	¥ 2,467	¥ 2,467
Accumulated Amortization	(2,467)	(2,407)
Net Carrying Amount	¥ 0	¥ 60
Domain names and trademarks
Intangible assets, net
Finite-lived intangible asset, useful life	17 years 9 months 18 days	17 years 9 months 18 days
Gross Carrying Amount	¥ 6,715	¥ 6,756
Accumulated Amortization	(2,185)	(1,855)
Impairment Amount	(815)	(551)
Net Carrying Amount	¥ 3,715	¥ 4,350
Customer relationship
Intangible assets, net
Finite-lived intangible asset, useful life	8 years 8 months 12 days	8 years 8 months 12 days
Gross Carrying Amount	¥ 5,157	¥ 2,823
Accumulated Amortization	(1,416)	(1,087)
Impairment Amount	(112)	(60)
Net Carrying Amount	¥ 3,629	¥ 1,676
Technology and Others
Intangible assets, net
Finite-lived intangible asset, useful life	5 years 4 months 24 days	5 years 4 months 24 days
Gross Carrying Amount	¥ 2,905	¥ 2,842
Accumulated Amortization	(1,790)	(1,546)
Impairment Amount	(666)	(447)
Net Carrying Amount	¥ 449	¥ 849